Company Financial Information - Condensed Income Statement Parent Corporation (Parenthetical) (Detail) (Parent Company, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Parent Company
Company Financial Information [Line Items]
Interest Expense - Portion Related to Borrowings from Subsidiaries	$ 50	$ 30	$ 13